Derivative Assets (Details) - Price Volatility [Member]	Jun. 30, 2026
Minimum [Member]
Derivative Assets [Line Items]
Derivatives assets, measurement input	48.67
Maximum [Member]
Derivative Assets [Line Items]
Derivatives assets, measurement input	54.85